RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11: RELATED PARTY TRANSACTIONS

On September 1, 2022, the Company assigned 10% working interests in a well to two related parties that are controlled by officers of the Company (Sky3D, LLC and Atikin Investments LLC) pursuant to the vesting of various performance conditions in the employment contracts of Randy May and Jay Puchir. In addition, two entities related to directors are working interest owners in wells the Company operates. As of June 30, 2023 and March 31, 2023, the Company is owed $791,011 and $683,043, respectively from these entities for their portion of the production expenses over the revenues received. These amounts are monitored closely and fluctuate each month. In addition at June 30, 2023 and March 31, 2023, the Company is owed $345,407 and $274,598 from another related party. Total related parties accounts receivable at June 30, 2023 and March 31, 2023 is $1,136,418 and $957,641.

The May Family Foundation controls 15.36% of the outstanding common stock of the Company as of June 30, 2023. Additionally, Atikin, an entity which is controlled by Jay Puchir, our Chief Executive Officer, controls 6.65% of the outstanding common stock. Alisa Horgan, the daughter of Randy May, our new Executive Chairman, became a director and officer of the Company following the Holdings acquisition. Her husband Richard Horgan was the Company’s former Chief Executive Officer and director. Mr. May is the Chief Executive Officer of Ecoark. Each of Messrs. May, Horgan and Puchir disclaim beneficial ownership of the securities held by The May Family Foundation except to the extent of any pecuniary interest therein.

All amounts due to Ecoark were exchanged for the 1,200 shares of Series A and classified as a capital transaction with the adjustment to additional paid in capital as they were from a related party. The historical cost basis as of the date of the merger with White River Holdings that have been reclassified to additional paid in capital was $28,953,510 which were deemed to be permanently contributed by Ecoark effective with the issuance of the 1,200 Series A. The Series A shares are reflected in the Company’s historical financial statements in place of the equity instruments held by Ecoark on a historical cost basis. There was no impact on the consolidated statements of operations.

Ecoark had previously entered into a written Participation Agreement with Ault Energy, LLC (“Ault Energy”), a subsidiary of Ault Alliance, Inc. (“Ault”). After we acquired Ecoark’s oil and gas exploration and drilling business, we orally agreed to provide Ault Energy with similar rights. In furtherance of this understanding, we entered into written Participation Agreements with Ault Energy. As a result of delays in Ault Energy meeting its payment obligations, on April 4, 2023 we entered into an agreement with Ecoark and with Ault (dated March 29, 2023) under which the parties agreed we were owed $3.25 million for the participation rights, and Ecoark agreed to pay us up to $3.25 million in exchange for Ault Energy agreeing to the redemption of shares of its preferred stock of Ecoark. As of August 8, 2023, the balance due the Company from Ecoark was $1,380,627 from under this agreement. The sums received were credited to the project on the Company’s mineral lease located in Concordia Parish, Louisiana. In addition, Ault Energy has a payable to the Company of $364,942 relating to other drilling obligations. The Company has reserved both the $1,380,627 and the $364,942 due from Ault Energy as of June 30, 2023.

Based upon Ecoark’s public filings with the SEC, Ecoark has no cash resources and we are uncertain if it will make any further payments although Ault’s Executive Chairman has assured us Ecoark will pay us. While we understand from public filings that Ault has recently raised capital, given their liquidity issues, we cannot predict with certainty if and when we will receive the remaining balance due or any portion thereof from Ault for these participation rights.

Due to Ault Energy’s failure to make timely payments of the full amounts, the Company has concluded that Ault Energy’s participation rights are no longer enforceable except for amounts previously paid and for which all other obligations of Ault Energy have been satisfied. The Company is under no obligation to offer Ault Energy participation rights in the future, although it may do so voluntarily. We are seeking a replacement source of capital for one or more investors to acquire Ault Energy’s interests in the affected wells. As another option, if we are unable to collect payment, we may seek to exercise creditors’ remedies for the unpaid amounts.

The April 4th agreement was approved by the independent directors of the Company and Ecoark with Mr. May and his daughter abstaining as White River Energy Corp directors, and Mr. May also abstained as an Ecoark Holdings director.

On April 30, 2023, the Company purchased supplies to be used in the current drilling projects for $183,000 from Sky3D, LLC, an entity controlled by Randy May, our Chief Executive Officer. In lieu of payment to this entity, the Company issued a credit against an account receivable from the entity.

The Company from time to time will borrow amounts from related parties, principally Mr. May and to a lesser extent, its Chief Financial Officer. During the three months ended June 30, 2023 the Company borrowed $2,730,326 from related parties in non-interest bearing advances of which $115,199 was repaid, and incurred $229,635 in accrued salaries and expenses that the related parties paid on behalf of the Company that are due to these related parties. These are considered short-term advances. As of June 30, 2023, the Company owed $4,027,012 to the related parties.

NOTE 11: RELATED PARTY TRANSACTIONS

On September 1, 2022, the Company assigned 10% working interests in a well to two related parties that are controlled by officers of the Company (Sky3D, LLC and Atikin Investments LLC) pursuant to the vesting of various performance conditions in the employment contracts of Randy May and Jay Puchir. In addition, two entities related to directors are working interest owners in wells the Company operates. As of March 31, 2023 and 2022, the Company is owed $683,043 and $56,269, respectively from these entities for their portion of the production expenses over the revenues received. These amounts are monitored closely and fluctuate each month. In addition at March 31, 2023, the Company is owed $274,598 from another related party. Total related parties accounts receivable at March 31, 2023 is $957,641.

The May Family Foundation controls 15.61% of the outstanding common stock of the Company as of March 31, 2023. Additionally, Atikin, an entity which is controlled by Jay Puchir, our Chief Executive Officer, controls 6.76% of the outstanding common stock. Alisa Horgan, the daughter of Randy May, our new Executive Chairman, became a director and officer of the Company following the Holdings acquisition. Her husband Richard Horgan was the Company’s former Chief Executive Officer and director. Mr. May is the Chief Executive Officer of Ecoark. Each of Messrs. May, Horgan and Puchir disclaim beneficial ownership of the securities held by The May Family Foundation except to the extent of any pecuniary interest therein.

All amounts due to Ecoark were exchanged for the 1,200 shares of Series A and classified as a capital transaction with the adjustment to additional paid in capital as they were from a related party. The historical cost basis as of the date of the merger with White River Holdings that have been reclassified to additional paid in capital was $28,953,510 which were deemed to be permanently contributed by Ecoark effective with the issuance of the 1,200 Series A. The Series A shares are reflected in the Company’s historical financial statements in place of the equity instruments held by Ecoark on a historical cost basis. There was no impact on the consolidated statements of operations.

In connection with the Company’s acquisition of White River Holdings from Ecoark in July 2022, the Company granted Ault certain participation rights in its oil and gas exploration and drilling ventures (“Participation Rights”) identical to rights Ecoark had given Ault. Ault exercised these Participation Rights and will invest approximately $3.25 million per the agreement. Through March 31, 2023, Ault has repaid $635,000 of this receivable.

On March 22, 2023, our Board of Directors approved Ecoark Holding’s advancing payments to us of up to $3.25 million (the “Amounts”) with the objective of satisfying Ault Energy’s obligations payable to the Company from its exercise of the Participation Rights. Ecoark and Ault Energy have agreed that in lieu of repayment by Ault Energy, Ault Energy will permit Ecoark Holdings to redeem shares of Ecoark Holdings’ Series A Convertible Redeemable Preferred Stock (“Ecoark Series A”) held by Ault by dividing the Amounts by the stated value of such shares, or one share of Ecoark Series A for each $10,833.33 advanced to us. The redemption cannot occur until the Spin-Off and a related distribution of Wolf Energy Services Inc. occur which permits Ault to receive its full dividends. The effect of this transaction for the Company is that we begin collecting Amounts from Ecoark in satisfaction of Ault’s account payable to us related to the Participation Rights due. The transaction was approved by the independent directors of the Company and Ecoark with Mr. May and his daughter abstaining as White River Energy Corp directors, and Mr. May also abstained as an Ecoark Holdings director.

The Company from time to time will borrow amounts from related parties. During the year ended March 31, 2023 the Company borrowed $1,725,000 from related parties in non-interest bearing advances of which $542,750 was repaid. These are considered short-term advances.